Shareholders' Equity - Additional Information (Detail) - $ / shares			6 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Jun. 30, 2021
Class of Stock [Line Items]
Preferred stock shares authorized		1,000,000	1,000,000
Preferred stock par or stated value per share		$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0
Preferred stock shares outstanding		0	0
Share price threshold for stock conversion		$ 10.00	$ 10.00
Class B ordinary shares to Class A ordinary shares conversion ratio			one-for-one basis
Number of days after which warrants are exercisable post consummation of business combination		30 days	30 days
Proceeds to be used for business combination as a percentage of total capital to be raised		60.00%	60.00%
Volume weighted average trading price of shares		$ 9.20	$ 9.20
Trigger Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price as a percentage of newly issued price		100.00%	100.00%
Public Warrants [Member]
Class of Stock [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant		0.3611	0.3611
Number of trading days for determining the volume weighted average price of shares		10 days	10 days
Public Warrants [Member] | Trigger Price One [Member]
Class of Stock [Line Items]
Adjusted exercise price as a percentage of newly issued price		115.00%	115.00%
Public Warrants [Member] | Trigger Price Two [Member]
Class of Stock [Line Items]
Adjusted exercise price as a percentage of newly issued price		180.00%	180.00%
Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant			1
Class Of Warrants Or Rights Lock In Period		30 days	30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized		800,000,000	800,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares issued		0	8,437,379
Common stock shares outstanding		0	8,437,379
Temporary equity shares outstanding		0	60,562,621
Common stock shares voting rights		one vote	one vote
Shares issued, price per share		$ 9.20	$ 9.20
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares issued	12,321,429
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Number of days after the consummation of business combination within which the securities shall be registered		20 days
Number of days after the consummation of business combination within which the securities registration shall be effective		60 days
Common Class A [Member] | Public Warrants [Member] | Trigger Price One [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		$ 18.00	18.00
Class of warrants or rights redemption price per unit of warrant		$ 0.01	$ 0.01
Number of trading days for determining the share price		20 days	20 days
Number of consecutive trading days for determining the share price		30 days	30 days
Common Class A [Member] | Public Warrants [Member] | Trigger Price Two [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		$ 10.00	$ 10.00
Class of warrants or rights redemption price per unit of warrant		$ 0.10	0.10
Common Class A [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of Class A ordinary share issuable on exercise of each warrant		1
Common Class A [Member] | Private Placement Warrants [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		$ 18.00	18.00
Common Class A [Member] | Private Placement Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		$ 10.00	$ 10.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized		80,000,000	80,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares issued		1	14,785,715
Common stock shares outstanding		1	14,785,715
Common stock shares voting rights		one vote	one vote
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another		15.00%	15.00%
Class B ordinary shares to Class A ordinary shares conversion ratio			one-for-one basis
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock shares issued	12,321,429
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another	15.00%
Common stock shares subject to forfeiture	1,607,143
Common Class C [Member]
Class of Stock [Line Items]
Common stock shares authorized		80,000,000	80,000,000
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares issued		0	14,785,715
Common stock shares outstanding		0	14,785,715
Common stock shares voting rights		one vote	one vote
Number of trading days for determining the share price for conversion of common stock from one class to another		20 days	20 days
Number of consecutive trading days for determining the share price for conversion of common stock from one class to another		30 days	30 days
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another		15.00%	15.00%
Class B ordinary shares to Class A ordinary shares conversion ratio		one-for-one basis
Common Class C [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Percentage of the issued and outstanding shares on the total number of shares after conversion from one class to another	15.00%
Common stock shares subject to forfeiture	1,607,143
Common Class C [Member] | Third Anniversary [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		$ 15.25	$ 15.25
Common Class C [Member] | Sixth Anniversary [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		23.00	23.00
Common Class C [Member] | Ninth Anniversary [Member]
Class of Stock [Line Items]
Share price threshold for stock conversion		$ 35.00	$ 35.00